UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     American Asset Management
Address:  5355 Town Center Road
          Boca Raton, FL 33486 USA

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Julian Rubinstein
Title:    President
Phone:    (561) 955-8500

Signature, Place, and Date of Signing:

    /s/ Julian Rubinstein             Boca Raton, FL             March 8, 2013
    ---------------------             --------------             -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          102
                                         -----------

Form 13F Information Table Value Total:  $   219,917
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------  ----------------  ---------  ----------  ---------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                   TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
       NAME OF ISSUER               CLASS          CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------  ----------------  ---------  ----------  ----------  ---  ----  ----------  -------- ---- ------ ----
AT&T INC                       COM               00206R102           6         185  SH
AIR METHODS CORP               COM PAR $.06      009128307           6         150  SH
ALTRIA GROUP INC               COM               02209S103          25         800  SH
AMERICAN CAPITAL AGENCY CORP   COM               02503X105           3         100  SH
AMPHENOL CORP NEW              CL A              032095101          29         500  SH
ANNALY CAP MGMT INC            COM               035710409           8         580  SH
APPLE INC                      COM               037833100         360         677  SH
ARMOUR RESIDENTIAL REIT INC    COM               042315101           6       1,000  SH
BAIDU INC                      SPON ADR REP A    056752108          20         200  SH
BANK OF AMERICA CORPORATION    COM               060505104          26       2,259  SH
BANK OF AMERICA CORPORATION    *W EXP 10/28/201  060505153           2       2,000  SH
BRISTOL MYERS SQUIBB CO        COM               110122108           1          21  SH
CANADIAN NATL RY CO            COM               136375102           0           0  SH
CARNIVAL CORP                  PAIRED CTF        143658300           7         200  SH
CHESAPEAKE ENERGY CORP         COM               165167107           5         270  SH
CHESAPEAKE GRANITE WASH TR     COM SH BEN INT    165185109          33       2,000  SH
CHEVRON CORP NEW               COM               166764100          26         245  SH
CITIGROUP INC                  COM NEW           172967424          24         610  SH
COCA COLA CO                   COM               191216100           8         208  SH
CON-WAY INC                    COM               205944101          42       1,500  SH
COSTCO WHSL CORP NEW           COM               22160K105          20         200  SH
DEUTSCHE BK AG LDN BRH         PS GOLD DL ETN    25154H749           3          50  SH
DISNEY WALT CO                 COM DISNEY        254687106           0           5  SH
DOW 30 PREMIUM & DIV INC FD    COM               260582101           5         324  SH
DU PONT E I DE NEMOURS & CO    COM               263534109           1          16  SH
EATON VANCE TX MNG BY WRT OP   COM               27828Y108           4         331  SH
EATON VANCE TXMGD GL BUYWR O   COM               27829C105           0           0  SH
EBAY INC                       COM               278642103           2          35  SH
EMAGIN CORP                    COM NEW           29076N206          10       2,700  SH
EZCORP INC                     CL A NON VTG      302301106           4         200  SH
FACEBOOK INC                   CL A              30303M102           5         175  SH
FORD MTR CO DEL                COM PAR $0.01     345370860          27       2,100  SH
GALECTIN THERAPEUTICS INC      COM NEW           363225202           0          84  SH
GEEKNET INC                    COM NEW           36846Q203           0           1  SH
GENERAL ELECTRIC CO            COM               369604103         183       8,704  SH
GLAXOSMITHKLINE PLC            SPONSORED ADR     37733W105           5         115  SH
GREAT BASIN GOLD LTD           COM               390124105           0       2,000  SH
GROUPON INC                    COM CL A          399473107           0         100  SH
HANCOCK JOHN PREMUIM DIV FD    COM SH BEN INT    41013T105           0           5  SH
HEINZ H J CO                   COM               423074103           3          50  SH
HOME DEPOT INC                 COM               437076102          17         269  SH
HUNT J B TRANS SVCS INC        COM               445658107          14         239  SH
HUNTINGTON INGALLS INDS INC    COM               446413106          12         288  SH
IPG PHOTONICS CORP             COM               44980X109           6          92  SH
ING GLOBAL EQTY DIV & PREM O   COM               45684E107           3         330  SH
INTEL CORP                     COM               458140100          68       3,280  SH
INVESCO MORTGAGE CAPITAL INC   COM               46131B100           2         100  SH
ISHARES GOLD TRUST             ISHARES           464285105      27,765   1,705,567  SH
ISHARES TR                     BARCLYS 20+ YR    464287432      68,610     566,179  SH
ISHARES TR                     BARCLYS 1-3 YR    464287457         212       2,509  SH
ISHARES TR                     BARCLYS SH TREA   464288679       3,479      31,552  SH
JOHNSON & JOHNSON              COM               478160104           0           0  SH
LAS VEGAS SANDS CORP           COM               517834107          48       1,050  SH
LENNAR CORP                    CL A              526057104           2          50  SH
MAKO SURGICAL CORP             COM               560879108           3         200  SH
MASTERCARD INC                 CL A              57636Q104          49         100  SH
MCDONALDS CORP                 COM               580135101           0           3  SH
MELCO CROWN ENTMT LTD          ADR               585464100           2         100  SH
MERCK & CO INC NEW             COM               58933Y105           4         100  SH
MICROSOFT CORP                 COM               594918104          16         600  SH
MIDDLEBY CORP                  COM               596278101           8          64  SH
NIKE INC                       CL B              654106103           0           6  SH
NOKIA CORP                     SPONSORED ADR     654902204           4       1,000  SH
NOBLE ENERGY INC               COM               655044105          10         100  SH
NORTHROP GRUMMAN CORP          COM               666807102         117       1,730  SH
NUVEEN CR STRATEGIES INCM FD   COM SHS           67073D102           8         782  SH
ORACLE CORP                    COM               68389X105          40       1,200  SH
PFIZER INC                     COM               717081103           0           0  SH
QUANTUM FUEL SYS TECH WORLDW   COM NEW           74765E208           0         150  SH
QUESTCOR PHARMACEUTICALS INC   COM               74835Y101           4         150  SH
RENREN INC                     SPONSORED ADR     759892102           2         600  SH
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F        780097804          17         700  SH
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H    780097879          24       1,000  SH
SPDR S&P 500 ETF TR            TR UNIT           78462F103       2,864      20,110  SH
SPDR GOLD TRUST                GOLD SHS          78463V107      44,441     274,291  SH
SPDR DOW JONES INDL AVRG ETF   UT SER 1          78467X109          65         501  SH
SIRIUS XM RADIO INC            COM               82967N108          23       8,065  SH
SMUCKER J M CO                 COM NEW           832696405           0           4  SH
STANLEY BLACK & DECKER INC     COM               854502101          84       1,129  SH
STARBUCKS CORP                 COM               855244109           6         105  SH
STURM RUGER & CO INC           COM               864159108           6         125  SH
TANZANIAN ROYALTY EXPL CORP    COM               87600U104          40       9,000  SH
TASEKO MINES LTD               COM               876511106          33      11,000  SH
TIFFANY & CO NEW               COM               886547108           0           3  SH
TORONTO DOMINION BK ONT        COM NEW           891160509           5          55  SH
UBS AG LONDON BRH              ETRAC ALER MLP    90267B682          17       1,500  SH
UNITED RENTALS INC             COM               911363109           5         100  SH
UNITED STATES NATL GAS FUND    UNIT PAR $0.001   912318201           4         187  SH
VALLEY NATL BANCORP            COM               919794107          12       1,212  SH
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874          14         300  SH
VANGUARD INDEX FDS             TOTAL STK MKT     922908769      70,740     965,340  SH
VERA BRADLEY INC               COM               92335C106           0       2,500  SH
VERIZON COMMUNICATIONS INC     COM               92343V104          29         677  SH
VIACOM INC NEW                 CL A              92553P102           0           3  SH
WEBMEDIABRANDS INC             COM NEW           94770W209           0         250  SH
WELLS FARGO & CO NEW           COM               949746101          18         500  SH
WESTERN UN CO                  COM               959802109           3         239  SH
WYNN RESORTS LTD               COM               983134107           3          25  SH
XPO LOGISTICS INC              COM               983793100           3         200  SH
TRANSOCEAN LTD                 REG SHS           H8817H100          40         900  SH
SODASTREAM INTERNATIONAL LTD   USD SHS           M9068E105           4          85  SH
ROYAL CARIBBEAN CRUISES LTD    COM               V7780T103           3         100  SH